UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma ASA
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Risk and Fund Controlling
Phone:     +47 23012942

Signature, Place and Date of Signing:

/s/Arild Blikom               Oslo, Norway               August 12, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         26

Form 13F Information Table Value Total:      $421,349 (thousands)

List of Other Included Managers:  None

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
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
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Column 1                     Column 2   Column 3   Column 4            Column 5       Column 6   Column 7             Column 8
                                                             Shares or
                             Title of                Value    Principal  SH/   PUT/  Investment   Other         Voting Authority
Name of Issuer                Class       Cusip    (x$1,000)  Amount     PRN   CALL  Discretion  Managers      Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                COM       532457108    39,407   1,050,007  SH             SOLE        NONE    1,050,007
BRISTOL MYERS SQUIBB CO       COM       110122108    34,722   1,198,981  SH             SOLE        NONE    1,198,981
ABBOTT LABS                   COM       002824100    29,891     568,059  SH             SOLE        NONE      568,059
ONYX PHARMACEUTICALS INC      COM       683399109    25,963     735,500  SH             SOLE        NONE      735,500
CARDINAL HEALTH INC           COM       14149Y108    22,824     502,500  SH             SOLE        NONE      502,500
CVS CAREMARK CORPORATION      COM       126650100    21,731     578,250  SH             SOLE        NONE      578,250
MEDTRONIC INC                 COM       585055106    21,447     556,620  SH             SOLE        NONE      556,620
LIFE TECHNOLOGIES CORP        COM       53217V109    21,101     405,250  SH             SOLE        NONE      405,250
FOREST LABS INC               COM       345838106    20,988     533,500  SH             SOLE        NONE      533,500
QUEST DIAGNOSTICS INC         COM       74834L100    20,520     347,200  SH             SOLE        NONE      347,200
MERCK & CO INC NEW            COM       58933Y105    18,668     529,000  SH             SOLE        NONE      529,000
WELLPOINT INC                 COM       94973V107    17,195     218,300  SH             SOLE        NONE      218,300
WATSON PHARMACEUTICALS INC    COM       942683103    15,140     220,280  SH             SOLE        NONE      220,280
CUBIST PHARMACEUTICALS INC    COM       229678107    14,974     416,060  SH             SOLE        NONE      416,060
THERMO FISHER SCIENTIFIC INC  COM       883556102    14,926     231,800  SH             SOLE        NONE      231,800
ST JUDE MED INC               COM       790849103    14,396     301,921  SH             SOLE        NONE      301,921
ZIMMER HLDGS INC              COM       98956P102    13,923     220,300  SH             SOLE        NONE      220,300
BARD C R INC                  COM       067383109    12,136     110,465  SH             SOLE        NONE      110,465
BIOGEN IDEC INC               COM       09062X103     9,997      93,500  SH             SOLE        NONE       93,500
TENET HEALTHCARE CORP         COM       88033G100     8,736   1,400,000  SH             SOLE        NONE    1,400,000
HOLOGIC INC                   COM       436440101     8,229     408,000  SH             SOLE        NONE      408,000
BOSTON SCIENTIFIC CORP        COM       101137107     4,540     657,000  SH             SOLE        NONE      657,000
VIROPHARMA INC                COM       928241108     3,731     201,700  SH             SOLE        NONE      201,700
THORATEC CORP                 COM       885175307     2,123      64,700  SH             SOLE        NONE       64,700
MOMENTA PHARMACEUTICALS INC   COM       60877T100     2,067     106,228  SH             SOLE        NONE      106,228
OPTIMER PHARMACEUTICALS INC   COM       68401H104     1,974     166,000  SH             SOLE        NONE      166,000
